united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinatti, OH 45246

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

SIERRA TACTICAL ALL ASSET FUND

SIERRA TACTICAL CORE INCOME FUND

SIERRA TACTICAL MUNICIPAL FUND

Annual Report

September 30, 2019

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.sierramutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Letter to Shareholders, September 2019

Dear Shareholders:

The twelve-month period ended September 30, 2019 was a time that especially highlighted the strengths of our buy and sell disciplines. The first three months of the period under discussion included a nearly 20% decline in the S&P 500, the largest since the 2008-2009 recession. In fact, the declines were not just in U.S. stocks, but in many asset classes in the U.S. and globally.

With virtually all asset classes under pressure beginning in October 2018, we executed numerous Sell signals in both the Sierra Tactical All Asset Fund and the Sierra Tactical Core Income Fund across global equity, high yield corporate bond, preferred stock, multisector bond and municipal bond funds.

The declines in the prices of “risk-on” assets that began in early October accelerated into November. By the end of November, virtually every asset class that we analyze was in the red for calendar year 2018. Our Sell discipline resulted in avoiding what could have been significant further declines.

In the Sierra Tactical All Asset Fund, cash and temporary havens reached a peak of almost 80% by the end of November and 65% in the Sierra Tactical Core Income Fund, from essentially 0% for both Funds at the start of October.

December 2018 marked a last gasp flight to quality, resulting in Buy signals in Treasury bond and high-grade municipal bond funds. We acted promptly on those Buy signals in both the Sierra Tactical All Asset and Sierra Tactical Core Income Funds.

The next nine months, January to September 2019, demonstrated nearly the opposite results versus the October to December 2018 period. In fact, the first three months of 2019 marked one of the best quarterly starts for the U.S. stock market ever. The V-shaped recovery in U.S. stock prices was accompanied by uptrends in most other asset classes.

During January, the Sierra Tactical All Asset Fund and Sierra Tactical Core Income Fund both established positions in preferred stock, high yield corporate bond, municipal bond and emerging markets debt funds. The Sierra Tactical All Asset Fund also built positions in global equity funds. By the end of January, all cash had been redeployed into various asset classes.

The Sierra Tactical Municipal Fund was launched and invested in December 2018. The Buy and Sell disciplines are the same that have been used at Sierra for over thirty years when investing in the municipal bond asset class.

Sierra Tactical All Asset Fund

The Sierra Tactical All Asset Fund has been in existence for over 11 years, a period that includes the unprecedented 2008-2009 financial crisis. This covers a period of time representing an especially important one for this Fund, since it demonstrated the efficacy of our Sell disciplines to cut off “left-tail” risk – market declines greater than normal, such as occurred in 2008 and into March 2009, while participating in the “trampoline effect” that characterized 2009.

Specifically, from October 2007 through March 2009, the S&P 500 lost over 50% while the Sierra Tactical All Asset Fund declined only about 5%, an impressive result and a huge benefit for our shareholders. Then, as the stock market bounced back up sharply, the Sierra Tactical All Asset Fund pivoted into a variety of risk-on assets, gaining nearly 35% over the rest of 2009.

Long-term performance continues to be a focus of our portfolio management team. We are pleased to report the strong performance of the Sierra Tactical All Asset Fund’s Instl Class shares (previously called Class R shares) since inception on December 24, 2007 to September 30, 2019, a cumulative return of +76.30% or 4.94% annualized. This performance is substantially stronger than the average fund in Morningstar’s Tactical Allocation category, the Fund’s benchmark, which earned an annualized return of 2.69% over the same period.

For the 12-month period ended September 30, 2019, the Sierra Tactical All Asset Fund Instl Class shares returned 2.87% while the benchmark, the Morningstar Tactical Allocation lost money, turning in a -0.32% return. The notable outperformance versus the benchmark is due to the robust quantitative and rules-based approach used in the Fund. Sell signals stopped declines in many holdings early in October and into November. Cash and temporary havens proved to be a good place to be during those months. By December, new Buy signals in long-term government bond funds and high-grade municipal bond funds contributed to performance. Beginning in January, global equity and preferred stock, high yield corporate bond and high yield municipal bond funds all contributed to performance. Sticking to our long-proven Buy and Sell disciplines served the Fund’s shareholders especially well during a sharply negative investment environment that then reversed into a strong uptrend for risk-on asset classes during the fiscal year ended September 30, 2019.

Although we never allocate to cash (it is just a temporary haven after Sell signals), it is worth noting some large shifts in cash positions during the period under discussion. At the start of the period, the Sierra Tactical All Asset Fund was fully invested with no holdings in cash or temporary havens. By the end of October, cash and temporary havens reached nearly 55% and peaked by the end of November at almost 80%. Cash and temporary havens declined to about 47% by the end of December with purchases in municipal bond and long-term government bond funds. The Fund was fully invested for most of the period from January through the end of September.

The performance data quoted here represent past performance for the Instl Class (previously called Class R) shares (symbol SIRRX) and are net of the total annual operating expenses of the Instl Class shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The total annual operating expenses, including expenses of the underlying funds are 2.47% for Class A and Investor (previously called Class I) shares, 2.62% for Class A1 and I1 shares, 3.22% for Class C shares and 2.22% for Instl Class shares (previously called Class R shares). Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Core Income Fund

From inception on December 27, 2011 to September 30, 2019, the Sierra Tactical Core Income Fund Instl Class (previously called Class R) shares achieved a cumulative performance of +38.87%. The annualized return of +4.32% significantly outpaced the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which delivered an annualized return of +3.05% over the same period.

For the 12-month period ended September 30, 2019, the Sierra Tactical Core Income Fund Instl Class shares lagged the benchmark, earning +5.61% versus +10.30% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s underperformance was due to the unusually large gains in Treasury bonds, as opposed to other income-oriented asset classes. As an example, the yield on the 10-year Treasury was as high as 3.24% at the start of the period and fell as low as 1.57%. The 167 basis points drop in rates translates to a better than 10% spike in the prices of that Treasury vintage.

Although the Fund participated in that gain, it is a far more diversified vehicle than the benchmark. The Sierra Tactical Core Income Fund notched gains in high yield corporate bond, emerging market debt, municipal bond and preferred equity funds. However, all of these lagged the significant move in treasuries that pushed up the benchmark’s returns.

Although we never allocate to cash, it is worth noting some large shifts in cash positions during the period under discussion. At the start of the Fund’s fiscal year ended September 30, 2019, the Sierra Tactical Core Income Fund was fully invested, with large allocations in municipal bond, multisector bond and floating rate loan funds. By the end of October, due to Sell signals in some holdings, cash and temporary havens were 35% of the Fund and this figure jumped to nearly 45% by the end of November as more Sell signals were acted on across municipal bond, floating rate and high yield corporate funds. Cash and havens were redeployed into municipal bond and Treasury bond funds by the end of December.

For most of the period from January through the end of September, the Fund was fully invested in municipal bond, emerging market debt, high yield corporate bond, preferred and Treasury funds.

The performance data quoted here represent past performance for the Instl Class (previously called Class R) shares (symbol SSIRX) and are net of the total annual operating expenses of the Instl Class shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The total annual operating expenses, including expenses of the underlying funds, are 2.19% for Class A and Investor Class (previously called Class I) shares, 2.79% for Class

C shares, and 1.80% for Instl Class (previously called Class R) shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Municipal Fund

On December 27, 2018, Sierra launched the Sierra Tactical Municipal Fund. From inception to September 30, 2019, the Sierra Tactical Municipal Fund Special Class shares achieved a cumulative performance of +7.33%, outpacing its benchmark, the Bloomberg Barclays Municipal Bond Index, which returned +6.82% during the same period.

For the period from inception to September 30, 2019, the Fund was generally fully invested in a range of municipal bond funds that included high-grade, high-yield, short duration and state-specific municipal bond funds. The Fund is not constrained by duration, credit quality or state, and all these sectors of the municipal bond market demonstrated strong trends during the period under discussion.

The performance data quoted here represent past performance for the Special Class shares (symbol STMYX) and are net of the total annual operating expenses of the Special Class shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The total annual operating expenses, including expenses of the underlying funds, are 1.78% for Class A shares, 2.53% for Class C shares, 1.47% for Special Class shares, 1.93% for Investor Class shares and 1.53% for Instl Class shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

For more detailed Commentary see the “News and Media” link on our website, www.sierramutualfunds.com.

We at Sierra appreciate your confidence in our Portfolio Management team.

Sincerely,

David C. Wright, JD

Kenneth L. Sleeper, MBA, PhD

Terri Spath, CFA, CFP

Portfolio Managers

Cumulative performance from inception is the total increase in value of an investment in the Instl Class (previously called Class R) shares assuming reinvestment of dividends and capital gains.

Drawdown is an indicator of the risk of a portfolio chosen based on a certain strategy. It measures the largest single drop from peak to bottom in the value of a portfolio before a new peak is achieved.

The Morningstar Tactical Allocation category is comprised of portfolios that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash.

Bloomberg Barclays U.S. Aggregate Bond Index, formerly called the Lehman Aggregate Bond Index, is a broad-based index maintained by Barclays Capital that is often used to represent investment-grade bonds traded in the United States.

The S&P 500® Index, a registered trademark of McGraw-Hill Co., Inc., is a market-capitalization-weighted index of 500 widely held common stocks.

The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market.

Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

5949-NLD-11/11/2019

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmarks:

					Annualized	Annualized	Annualized
		Annualized	Annualized	Annualized	Inception**-	Inception***-	Inception****-
	One Year	Three Year	Five Year	Ten Year	September 30, 2019	September 30, 2019	September 30, 2019
Sierra Tactical All Asset Fund – Class A	2.59%	2.26%	2.08%	3.26%	4.71%	—	—
Sierra Tactical All Asset Fund – Class A with load	(3.31)%	0.26%	0.88%	2.65%	4.19%	—	—
Sierra Tactical All Asset Fund – Class C	1.83%	1.50%	1.31%	—	—	2.28%	—
Sierra Tactical All Asset Fund – Investor Class	2.63%	2.28%	2.07%	3.26%	4.70%	—	—
Sierra Tactical All Asset Fund – Instl Class	2.87%	2.51%	2.31%	3.50%	4.94%	—	—
Sierra Tactical All Asset Fund – Class A1	2.45%	2.12%	1.93%	—	—	—	2.29%
Sierra Tactical All Asset Fund – Class A1 with load	(3.43)%	0.13%	0.73%	—	—	—	1.47%
Sierra Tactical All Asset Fund – Class I1	2.45%	2.12%	1.92%	—	—	—	2.30%
Morningstar Tactical Allocation Category Average	(0.32)%	4.55%	2.71%	4.51%	2.69%	4.70%	4.33%
Morningstar Allocation 15%-30% Equity Category Average	4.94%	3.62%	3.05%	4.43%	3.49%	4.32%	3.76%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on September 30, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.47% for Class A, 2.47% for Investor Class, 2.22% for Instl Class, 3.22% for Class C shares, 2.62% for Class A1 and Class I1 shares per the January 28, 2019 prospectus. Class A and Class A1 are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, Investor and Institutional class shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for A1 and I1 shares.

The Morningstar Tactical Allocation Category Average is comprised of portfolios that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash. To qualify for the tactical allocation category, the Fund must have minimum exposure of 10% in bonds and 20% in equity.

The Morningstar Allocation 15%-30% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%.

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2019

Comparison of the Change in Value of a $100,000 Investment

The Fund’s top asset classes as of September 30, 2019, are as follows:

Asset Class	% of Net Assets

Mutual Funds
High Yield Bond	14.9%
Preferred	11.3%
Municipal National Intermediate	7.6%
Emerging Market Bond	7.5%
Municipal High Yield	7.5%
Event Driven Merger Arbitrage	6.5%
Thematic Sector	5.6%
Municipal National Long	4.4%
Asset-Backed Securities	3.3%
Exchange Traded Fund
Large-Cap	1.4%
Other, Cash & Cash Equivalents	30.0%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmark:

				Annualized
		Annualized	Annualized	Inception**-
	One Year	Three Year	Five Year	September 30, 2019
Sierra Tactical Core Income Fund – Class A	5.21%	3.01%	3.07%	3.98%
Sierra Tactical Core Income Fund – Class A with load	(0.84)%	1.00%	1.86%	3.19%
Sierra Tactical Core Income Fund – Class C	4.56%	2.38%	2.45%	3.35%
Sierra Tactical Core Income Fund – Investor Class	5.19%	3.01%	3.06%	4.00%
Sierra Tactical Core Income Fund – Instl Class	5.61%	3.40%	3.43%	4.32%
Bloomberg Barclays U.S. Aggregate Bond Index	10.30%	2.92%	3.38%	3.05%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 2.19% for Class A and Investor Class, 1.80% for Instl Class, 1.79% for Class Y shares and 2.80% before waiver, 2.79% after waiver for Class C shares per the January 28, 2019 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U. S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

Comparison of the Change in Value of a $100,000 Investment

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2019

The Fund’s top asset classes as of September 30, 2019, are as follows:

Asset Class	% of Net Assets

Mutual Funds
Preferred	14.0%
Emerging Markets Bond	13.1%
Municipal High Yield	12.4%
Asset-Backed Securities	7.3%
Foreign Aggregate Bond	7.0%
Municipal National Intermediate	5.6%
High Yield Bond	4.7%
Intermediate Corporate Bond	3.7%
Mortgage-Backed	2.7%
Exchange Traded Fund
Mortgage-Backed	2.6%
Other, Cash & Cash Equivalents	26.9%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmark:

	Annualized	Annualized
	Inception**-	Inception***-
	September 30, 2019	September 30, 2019
Sierra Tactical Municipal Fund – Class A	7.20%	—
Sierra Tactical Municipal Fund – Class A with load	1.02%	—
Sierra Tactical Municipal Fund – Class C	—	(0.42)%
Sierra Tactical Municipal Fund – Investor Class	6.85%	—
Sierra Tactical Municipal Fund – Instl Class	7.15%	—
Sierra Tactical Municipal Fund – Special Shares	7.33%	—
Bloomberg Barclays Municipal Bond Index	6.82%	(0.35)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on September 30, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 2.19% for Class A shares, 2.94% for Class C shares, 2.34% for Investor Class, 1.94% for Instl Class and 1.88% for Special Class shares per the September 10, 2019 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.78% for Class A shares, 2.53% for Class C shares, 1.93% for Investor Class, 1.53% for Instl Class and 1.47% for Special Class shares per the September 10, 2019 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Municipal Fund Class A, Investor, Institutional and Special shares inception date is December 27, 2018.

***	The Sierra Tactical Municipal Fund Class C inception date is September 10, 2019.

The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

Comparison of the Change in Value of a $10,000 Investment

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2019

The Fund’s top asset classes as of September 30, 2019, are as follows:

Asset Class	% of Net Assets

Mutual Funds
Municipal High Yield	64.2%
Municipal National Intermediate	9.0%
Municipal California Long	6.1%
Municipal National Long	6.1%
Aggregate Bond	5.1%
Exchange Traded Fund
Municipals	6.7%
Other, Cash & Cash Equivalents	2.8%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 1.6%
	CORPORATE - 0.2%
18,400	iShares iBoxx High Yield Corporate Bond ETF	$1,603,928

	LARGE-CAP - 1.4%
128,600	iShares Edge MSCI Min Vol USA ETF	8,243,260

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,226,760)	9,847,188

	MUTUAL FUNDS - 81.8%
	AGGREGATE BOND INTERMEDIATE - 1.8%
1,044,007	Western Asset Total Return Unconstrained Fund - Investor Class	10,868,115

	AGGREGATE BOND LONG - 2.0%
554,348	Salient Select Income Fund - Institutional Class	11,962,824

	ASSET-BACKED SECURITIES - 3.3%
1,510,392	AlphaCentric Income Opportunities Fund - Class I	19,453,845

	BANK LOANS - 0.7%
524,712	DWS Floating Rate Fund - Class S	4,234,423

	BLEND LARGE CAP - 2.5%
1,988,462	PIMCO StocksPLUS Long Duration Fund - Institutional Class	14,953,231

	BLEND SMALL CAP - 0.0%
1	Virtus KAR Small-Cap Core Fund - Class I	42

	EMERGING MARKET BOND LOCAL CURRENCY - 0.0%
3,647	Ashmore Emerging Markets Total Return Fund - Institutional Class	27,865
65	PIMCO Emerging Local Currency and Bond Fund - Institutional Class	448
		28,313
	EMERGING MARKET STOCK - 0.8%
345,507	Artisan Developing World Fund - Institutional Class	4,681,613

	EMERGING MARKET BOND - 7.5%
2,263,157	JPMorgan Emerging Markets Debt Fund - Class I	18,512,628
1,781,617	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	18,742,607
748,868	TIAA-CREF Emerging Markets Debt Fund - Institutional Class	7,496,169
		44,751,404
	EVENT DRIVEN MERGER ARBITRAGE - 6.5%
1,232,065	The Arbitrage Fund - Institutional Class	16,571,272
393,568	The Merger Fund - Investor Class	6,733,943
1,408,116	Vivaldi Merger Arbitrage Fund - Class I	15,447,031
		38,752,246

See accompanying notes to financial statements.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Shares		Value
	FOREIGN AGGREGATE BOND - 3.2%
1,677,709	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	$18,958,112

	GENERAL CORPORATE BOND - 2.2%
1,203,377	PIMCO Investment Grade Credit Bond Fund - Institutional Class	13,092,737

	GROWTH SMALL-CAP - 0.0%
1	Virtus KAR Small-Cap Growth Fund - Investor Class	38

	HIGH YIELD BOND - 14.9%
3,458,537	Neuberger Berman High Income Bond Fund - Institutional Class	29,639,663
3,326,693	PIMCO High Yield Fund - Institutional Class	29,707,373
3,041,390	TIAA-CREF High Yield Fund - Institutional Class	29,531,900
		88,878,936
	MANAGED FUTURES SYSTEMATIC - 0.0%
1	361 Managed Futures Fund - Investor Class **	12

	MUNICIPAL HIGH YIELD - 7.5%
1,840,804	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	14,597,572
1,658,710	Nuveen High Yield Municipal Bond Fund - Class I	29,823,601
4,752	Nuveen Short Duration High Yield Municipal Bond - Investor Class	50,090
		44,471,263
	MUNICIPAL NATIONAL INTERMEDIATE - 7.6%
2,417,937	BlackRock Strategic Municipal Opportunities Fund - Institutional Class	28,314,044
1,550,960	JPMorgan Intermediate Tax Free Bond Fund - Investor Class	17,107,093
		45,421,137
	MUNICIPAL NATIONAL LONG - 4.4%
2,514,231	PGIM Muni High Income Fund - Class Z	26,500,000

	PREFERRED - 11.3%
2,281,059	Cohen & Steers Preferred Securities and Income - Investor Class	32,094,502
1,331,801	Nuveen Preferred Securities Fund - Investor Class	22,933,618
1,190,430	PIMCO Preferred and Capital Security Fund - Institutional Class	12,487,608
		67,515,728
	THEMATIC SECTOR - 5.6%
1,131,452	DWS Global Infrastructure Fund - Institutional Class	17,933,513
1,339,589	Nuveen Global Infrastructure Fund - Investor Class	15,726,773
		33,660,286

	TOTAL MUTUAL FUNDS (Cost $483,328,986)	488,184,305

See accompanying notes to financial statements.

Sierra Tactical All Asset Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Shares		Value
	SHORT-TERM INVESTMENT - 26.7%
	MONEY MARKET FUND - 26.7%
159,515,436	Goldman Sachs Financial Square Government Fund Institutional Class to Yield 1.84% * (Cost $159,515,436)	$159,515,436

	TOTAL INVESTMENTS - 110.1% (Cost $652,071,182)	$657,546,929
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%	(60,547,658)
	NET ASSETS - 100.0%	$596,999,271

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

**	Non-Income producing security.

See accompanying notes to financial statements.

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Value
	EXCHANGE TRADED FUND - 2.6%
	MORTGAGE-BACKED - 2.6%
313,400	iShares MBS ETF (Cost $32,493,312)	$33,941,220

	MUTUAL FUNDS - 79.0%
	AGGREGATE BOND - 2.6%
1,596,354	Nuveen Strategic Income Fund - Class R6	17,272,552
1,448,026	Osterweis Strategic Income Fund - Institutional Class	15,826,921
7,115	PIMCO Income Fund - Institutional Class	84,948
		33,184,421
	AGGREGATE BOND INTERMEDIATE - 2.5%
3,073,290	Western Asset Total Return Unconstrained Fund - Institutional Class	31,992,952

	ASSET-BACKED SECURITIES - 7.3%
1,956,208	Angel Oak Multi-Strategy Income Fund - Institutional Class	21,635,662
3,365,509	AlphaCentric Income Opportunities Fund - Class I	43,347,750
2,648,840	Deer Park Total Return Credit Fund - Class I	29,110,376
		94,093,788
	EMERGING MARKET BOND LOCAL CURRENCY - 0.8%
1,287,673	Ashmore Emerging Markets Corporate Debt Fund - Institutional Class	10,533,163
45,528	PIMCO Emerging Local Bond Fund - Institutional Class	313,233
		10,846,396
	EMERGING MARKETS BOND - 13.1%
3,170,084	DoubleLine Emerging Markets Fixed Income Fund Fund - Class I	33,190,784
5,295,558	MFS Emerging Markets Debt Fund - Institutional Class	77,474,015
1,712,421	Payden Emerging Markets Bond Fund - Investor Class	23,152,000
2,517,520	PIMCO Emerging Markets Bond Fund - Institutional Class	26,484,308
771,182	TIAA-CREF Emerging Markets Debt Fund - Institutional Class	7,719,532
		168,020,639
	FOREIGN AGGREGATE BOND - 7.0%
7,915,789	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	89,448,411

	GENERAL CORPORATE BOND - 2.6%
3,065,105	PIMCO Investment Grade Credit Bond Fund - Institutional Class	33,348,344

	HIGH YIELD BOND - 4.7%
2,951,994	Neuberger Berman High Income Bond Fund - Institutional Class	25,298,590
4,866,784	Principal High Yield Fund - Institutional Class	34,700,167
		59,998,757
	INTERMEDIATE CORPORATE BOND - 3.7%
4,288,382	PIMCO Diversified Income Fund - Institutional Class	47,815,461

	MORTGAGE-BACKED - 2.7%
3,010,076	JPMorgan Mortgage-Backed Securities Fund - Class R6	34,405,085

See accompanying notes to financial statements.

Sierra Tactical Core Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Shares		Value
	MUNICIPAL HIGH YIELD - 12.4%
15,187,804	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	$120,439,289
2,140,042	Nuveen High Yield Municipal Bond Fund - Class I	38,477,962
15	Nuveen Short Duration High Yield Municipal Bond - Institutional Class	157
		158,917,408
	MUNICIPAL NATIONAL INTERMEDIATE - 5.6%
203,563	BlackRock Strategic Municipal Opportunities Fund - Institutional Class	2,383,718
6,231,604	JPMorgan Intermediate Tax Free Bond Fund - Institutional Class	68,734,460
		71,118,178
	PREFERRED - 14.0%
12,406,029	Cohen & Steers Preferred Securities and Income - Institutional Class	174,552,772
253,293	Nuveen Preferred Securities Fund - Institutional Class	4,361,707
		178,914,479

	TOTAL MUTUAL FUNDS (Cost $991,103,037)	1,012,104,319

	SHORT-TERM INVESTMENT - 20.8%
	MONEY MARKET FUND - 20.8%
265,953,085	Goldman Sachs Financial Square Government Fund - Institutional Class to Yield 1.84% * (Cost $265,953,085)	265,953,085

	TOTAL INVESTMENTS - 102.4% (Cost $1,289,549,434)	$1,311,998,624
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(30,925,092)
	NET ASSETS - 100%	$1,281,073,532

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

See accompanying notes to financial statements.

Sierra Tactical Municipal Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Value
	EXCHANGE TRADED FUND - 6.7%
	MUNICIPALS - 6.7%
161,100	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (Cost $7,809,683)	$8,166,159

	MUTUAL FUNDS - 90.5%
	AGGREGATE BOND - 5.1%
550,473	Hartford Schroders Tax-Aware Bond Fund - Institutional Class	6,236,863

	MUNICIPAL CALIFORNIA LONG - 6.1%
484,485	DWS California Tax-Free Income Fund - Class S	3,720,844
492,304	Franklin California Tax Free Income Fund - Advisor Class	3,771,052
		7,491,896
	MUNICIPAL HIGH YIELD - 64.2%
837,515	BlackRock High Yield Municipal Fund - Institutional Class	8,400,271
812,089	Invesco High Yield Municipal Fund - Class Y	8,397,000
5,081,185	Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y	40,293,794
1,184,654	Nuveen High Yield Municipal Bond Fund - Institutional Class	21,300,074
202	Nuveen Short Duration High Yield Municipal Bond - Institutional Class	2,131
		78,393,270
	MUNICIPAL NATIONAL INTERMEDIATE - 9.0%
263,115	BNYMellon Intermediate Municipal Bond Fund	3,646,771
182,748	Commerce National Tax-free Intermediate Bond Fund - Institutional Class	3,680,548
341,502	TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund - Institutional Class	3,698,466
		11,025,785
	MUNICIPAL NATIONAL LONG - 6.1%
307,351	Franklin Federal Tax-Free Income Fund - Class R-6	3,706,654
376,869	JPMorgan Municipal Income Fund - Institutional Class	3,670,704
		7,377,358

	TOTAL MUTUAL FUNDS (Cost $106,861,329)	110,525,172

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUNDS - 2.5%
2,932,360	Blackrock Liquidity Funds Municash Portfolio Government Fund - Institutional Class to Yield 1.35% * +	2,932,653
157,360	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class to Yield 1.84% *	157,360

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,089,766)	3,090,013

	TOTAL INVESTMENTS - 99.7% (Cost $117,760,778)	$121,781,344
	OTHER ASSETS LESS LIABILITIES - 0.3%	414,996
	NET ASSETS - 100.0%	$122,196,340

+	Floating Net Asset Value

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	Sierra Tactical All	Sierra Tactical	Sierra Tactical
	Asset Fund	Core Income Fund	Municipal Fund
ASSETS
Investment securities:
At cost	$652,071,182	$1,289,549,434	$117,760,778
At value	$657,546,929	$1,311,998,624	$121,781,344
Receivable for Fund shares sold	711,161	3,025,374	447,345
Dividends and interest receivable	215,304	462,544	33,485
Prepaid expenses and other assets	94,769	94,320	40,219
TOTAL ASSETS	658,568,163	1,315,580,862	122,302,393

LIABILITIES
Payable for investments purchased	60,451,230	32,955,268	—
Payable for Fund shares repurchased	242,884	454,427	27,804
Investment advisory fees payable	610,562	800,819	57,406
Distribution (12b-1) fees payable	56,226	151,596	380
Payable to related parties	72,329	79,442	7,232
Accrued expenses and other liabilities	135,661	65,778	13,231
TOTAL LIABILITIES	61,568,892	34,507,330	106,053
NET ASSETS	$596,999,271	$1,281,073,532	$122,196,340

Net Assets Consist Of:
Paid in capital	$591,507,340	$1,257,647,948	$117,898,891
Distributable Earnings	5,491,931	23,425,584	4,297,449
NET ASSETS	$596,999,271	$1,281,073,532	$122,196,340

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019

	Sierra Tactical All		Sierra Tactical	Sierra Tactical
	Asset Fund		Core Income Fund	Municipal Fund
Net Asset Value Per Share:
Class A:
Net Assets	$34,598,799		$64,243,765	$1,615,545
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,496,832		2,986,847	61,137
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.11		$21.51	$26.42
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.52		$22.82	$28.03

Class C:
Net Assets	$52,649,054		$130,746,046	$26
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,259,289		6,093,993	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.30		$21.45	$26.33	(b)

Investor Class:
Net Assets	$15,424,701		$68,005,253	$93,773
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	668,316		3,156,845	3,561
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.08		$21.54	$26.33

Instl Class:
Net Assets	$486,871,293		$1,018,078,468	$120,105,208
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	21,246,843		47,542,796	4,558,912
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.91		$21.41	$26.35	(c)

Special Shares:
Net Assets				$381,788
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)				14,479
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share				$26.37

Class A1:
Net Assets	$3,505,823
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	150,140
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.35
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.77

Class I1:
Net Assets	$3,949,601
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	169,835
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.26	(c)

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The NAV shown above does not recompute due to rounding of shares.

(C)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 30, 2019 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS
For the Year and Period Ended September 30, 2019

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical
	Asset Fund	Income Fund	Municipal Fund *
INVESTMENT INCOME
Dividends	$19,476,313	$39,518,810	$2,153,592
Dividends from affiliated companies	—	2,424,137	—
Interest	743,574	1,344,518	16,381
TOTAL INVESTMENT INCOME	20,219,887	43,287,465	2,169,973

EXPENSES
Investment advisory fees	7,080,293	8,561,825	462,840
Distribution (12b-1) fees:
Class A	84,648	272,108	1,148
Class C	554,292	1,250,692	—
Investor Class	43,459	296,401	322
Class A1	13,051	—	—
Class I1	20,616	—	—
Third party administrative servicing fee	494,335	828,099	36,941
Administrative services fees	363,470	679,972	40,366
Registration fees	109,695	89,963	88,006
Accounting services fees	85,000	156,880	8,902
Transfer agent fees	73,258	271,397	5,127
Printing and postage expenses	71,171	126,839	29,759
Custodian fees	54,826	91,612	7,501
Professional fees	38,822	34,781	42,911
Compliance officer fees	23,878	34,019	12,979
Trustees fees and expenses	13,238	12,597	9,301
Insurance expense	11,920	24,985	2,329
Other expenses	16,456	40,296	5,324
TOTAL EXPENSES	9,152,428	12,772,466	753,756

Less: Fees waived by the Adviser	—	(20,338)	(145,234)

NET EXPENSES	9,152,428	12,752,128	608,522
NET INVESTMENT INCOME	11,067,459	30,535,337	1,561,451

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from unaffiliated security transactions	873,623	19,491,560	153,616
Net realized loss from security transactions, affiliated companies	—	(281,798)	—
Distributions of capital gains from underlying investment companies	7,892	111,033	—
	881,515	19,320,795	153,616

Net change in unrealized appreciation of investments, unaffiliated companies	3,531,677	11,190,666	4,020,566
Net change in unrealized depreciation of investments, affiliated companies	—	(103,536)	—
	3,531,677	11,087,130	4,020,566

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,413,192	30,407,925	4,174,182

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,480,651	$60,943,262	$5,735,633

*	Sierra Tactical Municipal Fund commenced operations on December 27, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2019	2018
FROM OPERATIONS
Net investment income	$11,067,459	$14,394,301
Net realized gain from security transactions	873,623	5,041,465
Distributions of capital gains from underlying investment companies	7,892	2,977,668
Net change in unrealized appreciation (depreciation) of investments	3,531,677	(19,250,912)
Net increase in net assets resulting from operations	15,480,651	3,162,522

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid: *
Class A	(629,565)	—
Class C	(588,265)	—
Investor Class	(310,941)	—
Instl Class	(9,748,534)	—
Class A1	(54,271)	—
Class I1	(84,411)	—
From net investment income:
Class A	—	(1,034,110)
Class C	—	(1,195,201)
Investor Class	—	(639,020)
Instl Class	—	(12,096,877)
Class A1	—	(87,094)
Class I1	—	(180,164)
Net decrease in net assets resulting from distributions to shareholders	(11,415,987)	(15,232,466)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,136,808	6,006,398
Class C	5,303,022	10,989,232
Investor Class	2,570,956	3,989,798
Instl Class	196,747,504	225,429,005
Class A1	1,363,567	1,503,788
Class I1	1,425,983	9,020,304
Net asset value of shares issued in reinvestment of distributions:
Class A	611,364	996,117
Class C	567,656	1,151,599
Investor Class	277,134	565,178
Instl Class	9,630,638	11,809,622
Class A1	44,021	75,396
Class I1	69,748	151,052
Payments for shares redeemed:
Class A	(9,253,193)	(11,442,063)
Class C	(15,396,853)	(16,016,309)
Investor Class	(7,257,899)	(12,105,547)
Instl Class	(165,432,251)	(136,246,033)
Class A1	(1,689,898)	(826,103)
Class I1	(3,486,301)	(14,267,476)
Net increase in net assets resulting from shares of beneficial interest	22,232,006	80,783,958

TOTAL INCREASE IN NET ASSETS	26,296,670	68,714,014

NET ASSETS
Beginning of Year	570,702,601	501,988,587
End of Year **	$596,999,271	$570,702,601

*	Distributions from net investment income and net realized capital gains are combined for the year ended September 30, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information.

**	Net Assets - End of Period includes undistributed net investment income of $244,664 as of September 30, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2019	2018
SHARE ACTIVITY
Class A:
Shares Sold	269,671	256,474
Shares Reinvested	26,851	42,935
Shares Redeemed	(409,652)	(489,557)
Net decrease in shares of beneficial interest outstanding	(113,130)	(190,148)

Class C:
Shares Sold	230,775	466,313
Shares Reinvested	24,730	49,215
Shares Redeemed	(674,120)	(680,713)
Net decrease in shares of beneficial interest outstanding	(418,615)	(165,185)

Investor Class:
Shares Sold	114,077	170,541
Shares Reinvested	12,201	24,380
Shares Redeemed	(320,376)	(520,799)
Net decrease in shares of beneficial interest outstanding	(194,098)	(325,878)

Instl Class:
Shares Sold	8,720,414	9,712,413
Shares Reinvested	426,526	514,175
Shares Redeemed	(7,341,854)	(5,887,356)
Net increase in shares of beneficial interest outstanding	1,805,086	4,339,232

Class A1
Shares Sold	59,006	63,821
Shares Reinvested	1,917	3,222
Shares Redeemed	(74,804)	(34,871)
Net increase (decrease) in shares of beneficial interest outstanding	(13,881)	32,172

Class I1
Shares Sold	63,028	379,734
Shares Reinvested	3,051	6,461
Shares Redeemed	(151,789)	(606,738)
Net decrease in shares of beneficial interest outstanding	(85,710)	(220,543)

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2019	2018
FROM OPERATIONS
Net investment income	$30,535,337	$32,083,624
Net realized gain (loss) from security transactions	19,209,762	(17,327,313)
Distributions of capital gains from underlying investment companies	111,033	142,000
Net change in unrealized appreciation (depreciation) of investments	11,087,130	(7,577,815)
Net increase in net assets resulting from operations	60,943,262	7,320,496

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid: *
Class A	(1,674,478)	—
Class C	(2,366,937)	—
Investor Class	(1,794,668)	—
Instl Class	(25,407,516)	—
Class Y	(343)	—
From net investment income:
Class A	—	(2,094,398)
Class C	—	(2,871,955)
Investor Class	—	(2,646,022)
Instl Class	—	(23,239,819)
Class Y	—	(490)
Net decrease in net assets resulting from distributions to shareholders	(31,243,942)	(30,852,684)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	23,025,010	34,928,180
Class C	44,792,258	59,412,652
Investor Class	27,874,071	42,942,819
Instl Class	447,302,230	488,126,756
Net asset value of shares issued in reinvestment of distributions:
Class A	1,499,105	1,870,509
Class C	2,238,777	2,735,839
Investor Class	1,732,632	2,531,755
Instl Class	24,548,167	22,420,611
Class Y	343	490
Payments for shares redeemed:
Class A	(37,020,077)	(32,912,170)
Class C	(49,130,582)	(44,424,429)
Investor Class	(49,096,339)	(62,419,339)
Instl Class	(305,297,987)	(218,654,683)
Class Y	(16,108)	(44,427)
Net increase in net assets resulting from shares of beneficial interest	132,451,500	296,514,563

TOTAL INCREASE IN NET ASSETS	162,150,820	272,982,375

NET ASSETS
Beginning of Year	1,118,922,712	845,940,337
End of Year **	$1,281,073,532	$1,118,922,712

*	Distributions from net investment income and net realized capital gains are combined for the year ended September 30, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information.

**	Net Assets - End of Period includes undistributied net investment income of $1,672,641 as of September 30, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2019	2018
SHARE ACTIVITY
Class A:
Shares Sold	1,101,207	1,644,172
Shares Reinvested	71,461	88,504
Shares Redeemed	(1,770,708)	(1,552,842)
Net increase (decrease) in shares of beneficial interest outstanding	(598,040)	179,834

Class C:
Shares Sold	2,120,611	2,803,046
Shares Reinvested	106,974	129,734
Shares Redeemed	(2,338,437)	(2,107,526)
Net increase (decrease) in shares of beneficial interest outstanding	(110,852)	825,254

Investor Class:
Shares Sold	1,322,905	2,022,424
Shares Reinvested	82,501	119,513
Shares Redeemed	(2,338,283)	(2,942,503)
Net decrease in shares of beneficial interest outstanding	(932,877)	(800,566)

Instl Class:
Shares Sold	21,318,597	23,113,344
Shares Reinvested	1,173,213	1,066,418
Shares Redeemed	(14,632,801)	(10,389,223)
Net increase in shares of beneficial interest outstanding	7,859,009	13,790,539

Class Y:
Shares Reinvested	16	23
Shares Redeemed	(754)	(2,084)
Net decrease in shares of beneficial interest outstanding	(738)	(2,061)

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2019 *
FROM OPERATIONS
Net investment income	$1,561,451
Net realized gain from security transactions	153,616
Net change in appreciation of investments	4,020,566
Net increase in net assets resulting from operations	5,735,633

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(10,599)
Investor Class	(1,728)
Instl Class	(1,466,322)
Special Shares	(3,457)
Net decrease in net assets resulting from distributions to shareholders	(1,482,106)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,584,138
Class C	1,027
Investor Class	243,475
Instl Class	128,080,819
Special Shares	380,908
Net asset value of shares issued in reinvestment of distributions:
Class A	10,599
Investor Class	1,657
Instl Class	1,456,145
Special Shares	1,802
Payments for shares redeemed:
Class A	(29)
Class C	(1,001)
Investor Class	(156,317)
Instl Class	(13,653,906)
Special Shares	(6,504)
Net increase in net assets resulting from shares of beneficial interest	117,942,813

TOTAL INCREASE IN NET ASSETS	122,196,340

NET ASSETS
Beginning of Period	—
End of Period	$122,196,340

*	Sierra Tactical Municipal Fund commenced operations on December 27, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
September 30, 2019 *
SHARE ACTIVITY
Class A:
Shares Sold	60,736
Shares Reinvested	402
Shares Redeemed	(1)
Net increase in shares of beneficial interest outstanding	61,137

Class C:
Shares Sold	39
Shares Redeemed	(38)
Net increase in shares of beneficial interest outstanding	1

Investor Class:
Shares Sold	9,415
Shares Reinvested	64
Shares Redeemed	(5,918)
Net increase in shares of beneficial interest outstanding	3,561

Instl Class:
Shares Sold	5,029,431
Shares Reinvested	55,978
Shares Redeemed	(526,497)
Net increase in shares of beneficial interest outstanding	4,558,912

Special Shares:
Shares Sold	14,660
Shares Reinvested	69
Shares Redeemed	(250)
Net increase in shares of beneficial interest outstanding	14,479

*	Sierra Tactical Municipal Fund commenced operations on December 27, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Class A Shares	2019	2018	2017		2016	2015
Net asset value, beginning of year	$22.95	$23.41	$23.13		$22.36	$23.29
Activity from investment operations:
Net investment income (1)	0.42	0.59	0.51		0.48	0.53
Net realized and unrealized gain (loss) on investments	0.16	(0.44)	0.30		0.78	(0.99)
Total from investment operations	0.58	0.15	0.81		1.26	(0.46)
Less distributions from:
Net investment income	(0.42)	(0.61)	(0.53)		(0.49)	(0.47)
Total distributions	(0.42)	(0.61)	(0.53)		(0.49)	(0.47)
Net asset value, end of year	$23.11	$22.95	$23.41		$23.13	$22.36
Total return (2)	2.59%	0.65%	3.57%		5.72%	(2.01)%
Net assets, at end of year (000s)	$34,599	$36,946	$42,144		$53,733	$60,478
Ratio of gross expenses to average net assets (3)	1.74%	1.73%	1.70	% (6)	1.75%	1.71%
Ratio of net expenses to average net assets (3)	1.74%	1.73%	1.72	% (5)	1.75%	1.71%
Ratio of net investment income to average net assets (3)(4)	1.83%	2.52%	2.29%		2.13%	2.28%
Portfolio Turnover Rate	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Class C Shares	2019	2018	2017		2016	2015
Net asset value, beginning of year	$23.13	$23.59	$23.30		$22.52	$23.45
Activity from investment operations:
Net investment income (1)	0.25	0.42	0.34		0.31	0.34
Net realized and unrealized gain (loss) on investments	0.17	(0.44)	0.30		0.79	(0.97)
Total from investment operations	0.42	(0.02)	0.64		1.10	(0.63)
Less distributions from:
Net investment income	(0.25)	(0.44)	(0.35)		(0.32)	(0.30)
Total distributions	(0.25)	(0.44)	(0.35)		(0.32)	(0.30)
Net asset value, end of year	$23.30	$23.13	$23.59		$23.30	$22.52
Total return (2)	1.83%	(0.11)%	2.81%		4.93%	(2.72)%
Net assets, at end of year (000s)	$52,649	$61,939	$67,075		$80,103	$89,132
Ratio of gross expenses to average net assets (3)	2.49%	2.48%	2.45	% (6)	2.50%	2.47%
Ratio of net expenses to average net assets (3)	2.49%	2.48%	2.47	% (5)	2.50%	2.47%
Ratio of net investment income to average net assets (3)(4)	1.07%	1.77%	1.54%		1.37%	1.46%
Portfolio Turnover Rate	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Investor Class	2019	2018	2017		2016	2015
Net asset value, beginning of year	$22.91	$23.38	$23.09		$22.32	$23.25
Activity from investment operations:
Net investment income (1)	0.41	0.57	0.51		0.47	0.54
Net realized and unrealized gain (loss) on investments	0.18	(0.43)	0.31		0.79	(1.00)
Total from investment operations	0.59	0.14	0.82		1.26	(0.46)
Less distributions from:
Net investment income	(0.42)	(0.61)	(0.53)		(0.49)	(0.47)
Total distributions	(0.42)	(0.61)	(0.53)		(0.49)	(0.47)
Net asset value, end of year	$23.08	$22.91	$23.38		$23.09	$22.32
Total return (2)	2.63%	0.60%	3.62%		5.71%	(2.02)%
Net assets, at end of year (000s)	$15,425	$19,760	$27,778		$37,452	$62,223
Ratio of gross expenses to average net assets (3)	1.74%	1.73%	1.69	% (6)	1.75%	1.71%
Ratio of net expenses to average net assets (3)	1.74%	1.73%	1.72	% (5)	1.75%	1.71%
Ratio of net investment income to average net assets (3)(4)	1.83%	2.46%	2.28%		2.11%	2.33%
Portfolio Turnover Rate	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Instl Class	2019	2018	2017		2016	2015
Net asset value, beginning of year	$22.75	$23.22	$22.95		$22.19	$23.12
Activity from investment operations:
Net investment income (1)	0.47	0.64	0.55		0.54	0.56
Net realized and unrealized gain (loss) on investments	0.17	(0.44)	0.31		0.77	(0.96)
Total from investment operations	0.64	0.20	0.86		1.31	(0.40)
Less distributions from:
Net investment income	(0.48)	(0.67)	(0.59)		(0.55)	(0.53)
Total distributions	(0.48)	(0.67)	(0.59)		(0.55)	(0.53)
Net asset value, end of year	$22.91	$22.75	$23.22		$22.95	$22.19
Total return (2)	2.87%	0.86%	3.82%		5.99%	(1.80)%
Net assets, at end of year (000s)	$486,871	$442,358	$350,668		$279,566	$228,215
Ratio of gross expenses to average net assets (3)(4)	1.49%	1.48%	1.45	% (7)	1.50%	1.51%
Ratio of net expenses to average net assets (4)	1.49%	1.48%	1.50	% (6)	1.50%	1.50%
Ratio of net investment income to average net assets (4)(5)	2.08%	2.77%	2.49%		2.41%	2.45%
Portfolio Turnover Rate	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Class A1 Shares	2019	2018	2017		2016	2015
Net asset value, beginning of year	$23.18	$23.65	$23.35		$22.58	$23.51
Activity from investment operations:
Net investment income (1)	0.38	0.56	0.48		0.46	0.46
Net realized and unrealized gain (loss) on investments	0.18	(0.45)	0.31		0.77	(0.95)
Total from investment operations	0.56	0.11	0.79		1.23	(0.49)
Less distributions from:
Net investment income	(0.39)	(0.58)	(0.49)		(0.46)	(0.44)
Total distributions	(0.39)	(0.58)	(0.49)		(0.46)	(0.44)
Net asset value, end of year	$23.35	$23.18	$23.65		$23.35	$22.58
Total return (2)	2.45%	0.47%	3.47%		5.53%	(2.13)%
Net assets, at end of year (000s)	$3,506	$3,802	$3,118		$3,255	$2,272
Ratio of gross expenses to average net assets (3)(4)	1.89%	1.88%	1.85	% (7)	1.90%	1.87%
Ratio of net expenses to average net assets (4)	1.89%	1.88%	1.87	% (6)	1.90%	1.87%
Ratio of net investment income to average net assets (4)(5)	1.67%	2.38%	2.14%		2.01%	1.96%
Portfolio Turnover Rate	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Class I1 Shares	2019	2018	2017		2016	2015
Net asset value, beginning of year	$23.08	$23.54	$23.25		$22.47	$23.39
Activity from investment operations:
Net investment income (1)	0.38	0.52	0.48		0.44	0.49
Net realized and unrealized gain (loss) on investments	0.19	(0.41)	0.30		0.79	(0.98)
Total from investment operations	0.57	0.11	0.78		1.23	(0.49)
Less distributions from:
Net investment income	(0.39)	(0.57)	(0.49)		(0.45)	(0.43)
Total distributions	(0.39)	(0.57)	(0.49)		(0.45)	(0.43)
Net asset value, end of year	$23.26	$23.08	$23.54		$23.25	$22.47
Total return (2)	2.50%	0.45%	3.43%		5.56%	(2.14)%
Net assets, at end of year (000s)	$3,950	$5,899	$11,205		$15,022	$22,606
Ratio of gross expenses to average net assets (3)(4)	1.89%	1.88%	1.85	% (7)	1.90%	1.86%
Ratio of net expenses to average net assets (4)	1.89%	1.88%	1.86	% (6)	1.90%	1.86%
Ratio of net investment income to average net assets (4)(5)	1.68%	2.20%	2.12%		1.95%	2.12%
Portfolio Turnover Rate	320%	153%	156%		153%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Class A Shares	2019	2018	2017		2016	2015
Net asset value, beginning of year	$20.96	$21.44	$21.33		$20.45	$21.22
Activity from investment operations:
Net investment income (1)	0.51	0.62	0.61		0.55	0.71
Net realized and unrealized gain (loss) on investments	0.56	(0.51)	0.09		0.90	(0.86)
Total from investment operations	1.07	0.11	0.70		1.45	(0.15)
Less distributions from:
Net investment income	(0.52)	(0.59)	(0.59)		(0.57)	(0.61)
Net realized gains	—	—	—		—	(0.01)
Total distributions	(0.52)	(0.59)	(0.59)		(0.57)	(0.62)
Net asset value, end of year	$21.51	$20.96	$21.44		$21.33	$20.45
Total return (2)	5.21%	0.53%	3.34%		7.21%	(0.76)%
Net assets, at end of year (000s)	$64,244	$75,143	$72,996		$55,681	$35,302
Ratio of gross expenses to average net assets (3)(4)	1.36%	1.35%	1.34%		1.45%	1.37%
Ratio of net expenses to average net assets (4)	1.35%	1.35%	1.34	% (6)	1.30%	1.30%
Ratio of net investment income to average net assets (4)(5)	2.45%	2.91%	2.87%		2.65%	3.36%
Portfolio Turnover Rate	221%	131%	119%		115%	149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	This ratio has been restated by 0.01% from what was presented in prior financials.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Class C Shares	2019	2018	2017		2016	2015
Net asset value, beginning of year	$20.91	$21.39	$21.29		$20.41	$21.19
Activity from investment operations:
Net investment income (1)	0.39	0.49	0.48		0.43	0.56
Net realized and unrealized gain (loss) on investments	0.55	(0.50)	0.09		0.90	(0.84)
Total from investment operations	0.94	(0.01)	0.57		1.33	(0.28)
Less distributions from:
Net investment income	(0.40)	(0.47)	(0.47)		(0.45)	(0.49)
Net realized gains	—	—	—		—	(0.01)
Total distributions	(0.40)	(0.47)	(0.47)		(0.45)	(0.50)
Net asset value, end of year	$21.45	$20.91	$21.39		$21.29	$20.41
Total return (2)	4.56%	(0.06)%	2.71%		6.61%	(1.37)%
Net assets, at end of year (000s)	$130,746	$129,749	$115,067		$74,969	$38,718
Ratio of gross expenses to average net assets (3)(4)	1.96%	1.96%	1.94%		2.05%	1.98%
Ratio of net expenses to average net assets (4)	1.95%	1.95%	1.94	% (6)	1.90%	1.90%
Ratio of net investment income to average net assets (4)(5)	1.84%	2.34%	2.28%		2.06%	2.67%
Portfolio Turnover Rate	221%	131%	119%		115%	149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	This ratio has been restated by 0.01% from what was presented in prior financials.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Investor Class	2019	2018	2017	2016	2015
Net asset value, beginning of year	$20.99	$21.47	$21.36	$20.48	$21.24
Activity from investment operations:
Net investment income (1)	0.51	0.63	0.61	0.57	0.71
Net realized and unrealized gain (loss) on investments	0.56	(0.52)	0.09	0.88	(0.86)
Total from investment operations	1.07	0.11	0.70	1.45	(0.15)
Less distributions from:
Net investment income	(0.52)	(0.59)	(0.59)	(0.57)	(0.60)
Net realized gains	—	—	—	—	(0.01)
Total distributions	(0.52)	(0.59)	(0.59)	(0.57)	(0.61)
Net asset value, end of year	$21.54	$20.99	$21.47	$21.36	$20.48
Total return (2)	5.19%	0.52%	3.33%	7.21%	(0.73)%
Net assets, at end of year (000s)	$68,005	$85,844	$104,978	$86,735	$45,292
Ratio of gross expenses to average net assets (3)(4)	1.36%	1.35%	1.35%	1.45%	1.35%
Ratio of net expenses to average net assets (4)	1.35%	1.35%	1.35%	1.30%	1.30%
Ratio of net investment income to average net assets (4)(5)	2.44%	2.95%	2.88%	2.72%	3.34%
Portfolio Turnover Rate	221%	131%	119%	115%	149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30,	September 30,	September 30,		September 30,	September 30,
Instl Class	2019	2018	2017		2016	2015
Net asset value, beginning of year	$20.87	$21.35	$21.25		$20.39	$21.17
Activity from investment operations:
Net investment income (1)	0.59	0.70	0.69		0.61	0.76
Net realized and unrealized gain (loss) on investments	0.56	(0.50)	0.08		0.90	(0.84)
Total from investment operations	1.15	0.20	0.77		1.51	(0.08)
Less distributions from:
Net investment income	(0.61)	(0.68)	(0.67)		(0.65)	(0.69)
Net realized gains	—	—	—		—	(0.01)
Total distributions	(0.61)	(0.68)	(0.67)		(0.65)	(0.70)
Net asset value, end of year	$21.41	$20.87	$21.35		$21.25	$20.39
Total return (2)	5.61%	0.94%	3.70%		7.55%	(0.42)%
Net assets, at end of year (000s)	$1,018,078	$828,171	$552,839		$301,946	$217,467
Ratio of gross expenses to average net assets (3)(4)	0.96%	0.96%	0.94	% (7)	1.05%	0.97%
Ratio of net expenses to average net assets (4)	0.96%	0.96%	0.97	% (6)	1.00%	0.97%
Ratio of net investment income to average net assets (4)(5)	2.83%	3.33%	3.26%		2.92%	3.61%
Portfolio Turnover Rate	221%	131%	119%		115%	149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended September 30, 2019 (1)	Class A	Class C	Investor Class	Instl Class	Special Shares
Net asset value, beginning of period	$25.00	$26.44	$25.00	$25.00	$25.00
Activity from investment operations:
Net investment income (2)	0.48	0.02	0.42	0.49	0.53
Net realized and unrealized gain (loss) on investments	1.31	(0.13)	1.28	1.30	1.29
Total from investment operations	1.79	(0.11)	1.70	1.79	1.82
Less distributions from:
Net investment income	(0.37)	—	(0.37)	(0.44)	(0.45)
Total distributions	(0.37)	—	(0.37)	(0.44)	(0.45)
Net asset value, end of period	$26.42	$26.33	$26.33	$26.35	$26.37
Total return (3)(8)	7.20%	(0.42)%	6.85%	7.20%	7.33%
Net assets, at the end of period (000s)	$1,616	$26 (9)	$94	$120,105	$382
Ratio of gross expenses to average net assets (4)(5)(7)	1.47%	2.22%	1.62%	1.22%	1.16%
Ratio of net expenses to average net assets (5)(7)	1.23%	1.98%	1.38%	0.98%	0.92%
Ratio of net investment income to average net assets (5)(6)(7)	2.42%	1.37%	2.17%	2.52%	2.68%
Portfolio Turnover Rate (8)	26%	26%	26%	26%	26%

(1)	The Sierra Tactical Municipal Fund Class A, Investor Class, Instl Class, and Special shares commenced operations on December 27, 2018. Class C commenced operations on September 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Not truncated.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.	ORGANIZATION

The Sierra Tactical All Asset Fund (“STAAF”), Sierra Tactical Core Income Fund (“STCIF”), and Sierra Tactical Municipal Fund (“STMF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. STAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. STCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently each offer Class A, Class C, Investor Class, and Instl Class with STAAF also offering Class A1 and Class I1, and STMF also offering Special Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for STAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for STCIF. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Funds’ assets measured at fair value:

Sierra Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,847,188	$—	$—	$9,847,188
Mutual Funds	488,184,305	—	—	488,184,305
Short-Term Investment	159,515,436	—	—	159,515,436
Total	$657,546,929	$—	$—	$657,546,929

Sierra Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$33,941,220	$—	$—	$33,941,220
Mutual Funds	1,012,104,319	—	—	1,012,104,319
Short-Term Investment	265,953,085	—	—	265,953,085
Total	$1,311,998,624	$—	$—	$1,311,998,624

Sierra Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$8,166,159	$—	$—	$8,166,159
Mutual Funds	110,525,172	—	—	110,525,172
Short-Term Investments	3,090,013	—	—	3,090,013
Total	$121,781,344	$—	$—	$121,781,344

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for STCIF and STMF and quarterly for STAAF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 to September 30, 2018, or expected to be taken in the Funds’ September 30, 2019 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,738,298,284 and $1,815,445,991 respectively for STAAF. For the year ended September 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,395,052,271 and

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

$2,498,202,907, respectively for STCIF. For the period ended September 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $134,620,744 and $20,102,609, respectively for STMF.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for STAAF, 0.75% of the Fund’s average daily net assets for STCIF, and 0.75% of the Fund’s average daily net assets for STMF. For the year or period ended September 30, 2019, STAAF incurred $7,080,293 in advisory fees, STCIF incurred $8,561,825 in advisory fees, and STMF incurred $462,840 in advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2020 for STCIF and STAAF, and until January 31, 2021 for STMF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Investor Class	Instl Class	Class A1	Class I1	Special Shares
STAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
STCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
STMF	1.23%	1.98%	1.38%	0.98%	N/A	N/A	0.92%

These amounts will herein be referred to as the “expense limitations.”

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year or period ended September 30, 2019, the

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

Adviser waived $0 with respect to STAAF, $20,338 with respect to STCIF, and $145,234 with respect to STMF under each Fund’s Expense Limitation Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2020	9/30/2021	9/30/2022
STCIF	$18,853	$15,817	$20,338
STMF	$—	$—	$145,234

Distributor - The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan” or “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Investor Class, Class C, Class A1 and Class I1 shares, respectively for STAAF, 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, Investor and C shares, respectively for STCIF, and 0.25%, 1.00% and 0.40% for Class A, Class C and Investor shares, respectively for STMF, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of STAAF’s Class A and Class A1 shares, respectively, for the year ended September 30, 2019 the Distributor received $146,772 and $37,184 from front-end sales charges of which $9,250 and $2,212 was retained by the principal underwriter or other affiliated broker-dealers. On sales of STCIF’s Class A shares for the year ended September 30, 2019, the Distributor received $371,140 from front-end sales charge of which $22,217 was retained by the principal underwriter or other affiliated broker-dealers. On sales of STMF’s Class A shares for the period ended September 30, 2019, the Distributor received $21,187 from front-end sales charge of which $656 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

Blu Giant LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at September 30, 2019 are noted in the Funds’ Portfolios of Investments. Transactions during the year ended September 30, 2019 with companies that are affiliates in Sierra Tactical Core Income Fund is as follows:

		Value -				Dividends	Change in		Shares -
		Beginning of				Credited to	Unrealized	Value - End of	End of
Cusip	Description	Year	Purchases	Sales Proceeds	Realized Loss	Income	Depreciation	Year	Year
66537X167	Deer Park Total Return Credit Fund	$88,739,814	$2,421,940	$61,666,044	$(281,798)	$2,424,137	$(103,536)	$29,110,376	2,648,840

As of the year ended September 30, 2019, Deer Park Total Return Credit Fund is no longer an affiliated company.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended September 30, 2019 and September 30, 2018 was as follows:

For Fiscal Year Ended	Ordinary	Tax-exempt	Long-Term
9/30/2019	Income	Income	Capital Gains	Total
Sierra Tactical All Asset Fund	$9,631,726	$1,784,261	$—	$11,415,987
Sierra Tactical Core Income Fund	28,256,054	2,987,888	—	31,243,942
Sierra Tactical Municipal Fund	—	1,482,106	—	1,482,106

For Fiscal Year Ended	Ordinary	Tax-exempt	Long-Term
9/30/2018	Income	Income	Capital Gains	Total
Sierra Tactical All Asset Fund	$12,470,477	$2,761,989	$—	$15,232,466
Sierra Tactical Core Income Fund	25,063,936	5,788,748	—	30,852,684

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

As of September 30, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings
Sierra Tactical All Asset Fund	$1,041,329	$—	$—	$—	$—	$4,450,602	$5,491,931
Sierra Tactical Core Income Fund	1,129,912	—	—	—	—	22,295,672	23,425,584
Sierra Tactical Municipal Fund	276,883	—	—	—	—	4,020,566	4,297,449

The difference between the book basis and tax basis for unrealized appreciation and undistributed net realized gains from security transactions is primarily attributable to the tax deferral of losses on wash sales.

At September 30, 2019, the Funds utilized capital loss carry forwards for federal income tax purposes to offset capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
	Short-Term	Long-Term	Total	Utilized
Sierra Tactical All Asset Fund	$—	$—	$—	$742,623
Sierra Tactical Core Income Fund	—	—	—	1,817,363

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2019 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Sierra Tactical All Asset Fund	$—	$—
Sierra Tactical Core Income Fund	—	—
Sierra Tactical Municipal Fund	(43,922)	43,922

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2019, TD Ameritrade held approximately 62.6%, 35.59% and 86.17% of the voting securities of STAAF, STCIF and STMF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade are also owned beneficially.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

STAAF currently invests a portion of its assets in the Goldman Sachs Financial Square Government Fund - Institutional Class (“Goldman”). Goldman is registered under the 1940 Act as open-end management investment companies. STAAF may redeem its investments in Goldman at any time if the

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

Advisor determines that it is in the best interest of STAAF and its shareholders to do so. The performance of STAAF will be directly affected by the performance of Goldman. The financial statements of Goldman, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STAAF financial statements. As of September 30, 2019, the percentage of the Fund’s net assets invested in Goldman Sachs Financial Square Government Fund - Institutional Class was 26.7%.

STMF currently invests a portion of its assets in the Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y (“Invesco”). Invesco is registered under the 1940 Act as open-end management investment companies. STMF may redeem its investments in Invesco at any time if the Advisor determines that it is in the best interest of STMF and its shareholders to do so. The performance of STMF will be directly affected by the performance of Invesco. The financial statements of Invesco, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STMF financial statements. As of September 30, 2019, the percentage of the Fund’s net assets invested in Invesco Oppenheimer Rochester High Yield Municipal Fund - Class Y was 33.0%.

9.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Sierra Tactical All Asset Fund	$653,096,327	$6,198,596	$(1,747,994)	$4,450,602
Sierra Tactical Core Income Fund	1,289,702,952	24,524,216	(2,228,544)	22,295,672
Sierra Tactical Municipal Fund	117,760,778	4,020,566	—	4,020,566

10.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date

Sierra Tactical Core Income Fund	Class A	0.0231	10/29/2019	10/30/2019
Sierra Tactical Core Income Fund	Class C	0.0132	10/29/2019	10/30/2019
Sierra Tactical Core Income Fund	Investor Class	0.0231	10/29/2019	10/30/2019
Sierra Tactical Core Income Fund	Institutional Class	0.0299	10/29/2019	10/30/2019

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0481	11/26/2019	11/27/2019
Sierra Tactical Core Income Fund	Class C	0.0384	11/26/2019	11/27/2019
Sierra Tactical Core Income Fund	Investor Class	0.0483	11/26/2019	11/27/2019
Sierra Tactical Core Income Fund	Institutional Class	0.0547	11/26/2019	11/27/2019

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0434	10/29/2019	10/30/2019
Sierra Tactical Municipal Fund	Class C	0.0434	10/29/2019	10/30/2019
Sierra Tactical Municipal Fund	Investor Class	0.0434	10/29/2019	10/30/2019
Sierra Tactical Municipal Fund	Institutional Class	0.0506	10/29/2019	10/30/2019
Sierra Tactical Municipal Fund	Special Class	0.0518	10/29/2019	10/30/2019

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0482	11/26/2019	11/27/2019
Sierra Tactical Municipal Fund	Class C	0.0436	11/26/2019	11/27/2019
Sierra Tactical Municipal Fund	Investor Class	0.0454	11/26/2019	11/27/2019
Sierra Tactical Municipal Fund	Institutional Class	0.0524	11/26/2019	11/27/2019
Sierra Tactical Municipal Fund	Special Class	0.0536	11/26/2019	11/27/2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Sierra Tactical All Asset Fund, Sierra Tactical Core Income Fund,

and Sierra Tactical Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Sierra Tactical All Asset Fund, Sierra Tactical Core Income Fund, and Sierra Tactical Municipal Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of September 30, 2019, and the related statements of operations and changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2019, and the results of their operations, the changes in their net assets and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Operations and Changes in Net Assets and Financial Highlights
Sierra Tactical All Asset Fund	The statement of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the years in the two-year period ended September 30, 2019 and the financial highlights for each of the years in the five-year period ended September 30, 2019
Sierra Tactical Core Income Fund	The statement of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the years in the two-year period ended September 30, 2019 and the financial highlights for each of the years in the five-year period ended September 30, 2019
Sierra Tactical Municipal Fund	The statements of operations and changes in net assets for the period December 27, 2018 (commencement of operations) through September 30, 2019

For Class A, Investor Class, Instl Class, and Special Class: The financial highlights for the period December 27, 2018 (commencement of operations) through September 30, 2019

For Class C: The financial highlights for the period September 10, 2019 (commencement of operations) through September 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania

November 27, 2019

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2019

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period*	During Period**
Actual	4/1/2019	9/30/2019	4/1/2019 – 9/30/2019	4/1/2019 – 9/30/2019
Sierra Tactical All Asset Class A	$1,000.00	$1,027.00	$8.86	1.74%
Sierra Tactical All Asset Class C	1,000.00	1,023.30	12.66	2.50%
Sierra Tactical All Asset Investor Class	1,000.00	1,026.96	8.87	1.75%
Sierra Tactical All Asset Instl Class	1,000.00	1,028.06	7.60	1.49%
Sierra Tactical All Asset Class A1	1,000.00	1,026.40	9.62	1.89%
Sierra Tactical All Asset Class I1	1,000.00	1,025.96	9.63	1.90%
Sierra Tactical Core Income Class A	1,000.00	1,037.30	6.89	1.35%
Sierra Tactical Core Income Class C	1,000.00	1,033.80	9.94	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	1,036.68	6.89	1.35%
Sierra Tactical Core Income Instl Class	1,000.00	1,039.02	4.91	0.96%
Sierra Tactical Municipal Fund Class A	1,000.00	1,042.98	6.30	1.23%
Sierra Tactical Municipal Fund Class C***	1,000.00	995.80	1.08	1.98%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,041.20	7.06	1.38%
Sierra Tactical Municipal Fund Instl Class	1,000.00	1,042.96	5.02	0.98%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,043.38	4.71	0.92%

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
September 30, 2019

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	4/1/2019	9/30/2019	4/1/2019 – 9/30/2019	4/1/2019 – 9/30/2019
Sierra Tactical All Asset Class A	$1,000.00	$1,016.32	$8.82	1.74%
Sierra Tactical All Asset Class C	1,000.00	1,012.56	12.59	2.50%
Sierra Tactical All Asset Investor Class	1,000.00	1,016.31	8.83	1.75%
Sierra Tactical All Asset Instl Class	1,000.00	1,017.58	7.56	1.49%
Sierra Tactical All Asset Class A1	1,000.00	1,015.57	9.57	1.89%
Sierra Tactical All Asset Class I1	1,000.00	1,015.56	9.58	1.90%
Sierra Tactical Core Income Class A	1,000.00	1,018.30	6.83	1.35%
Sierra Tactical Core Income Class C	1,000.00	1,015.29	9.85	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	1,018.30	6.83	1.35%
Sierra Tactical Core Income Instl Class	1,000.00	1,020.26	4.86	0.96%
Sierra Tactical Municipal Fund Class A	1,000.00	1,018.90	6.23	1.23%
Sierra Tactical Municipal Fund Class C***	1,000.00	1,001.65	1.09	1.98%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,018.15	6.98	1.38%
Sierra Tactical Municipal Fund Institutional Class	1,000.00	1,020.16	4.96	0.98%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,020.46	4.66	0.92%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

***	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (20) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

Wright Fund Management, LLC (Adviser to Sierra Tactical All Asset (“Sierra All Asset”) & Sierra Tactical Core Income (“Sierra Income”) *

In connection with the regular meeting held on September 25-26, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Wright Fund Management, LLC (“Adviser”) and the Trust, with respect to the Sierra All Asset and Sierra Income (collectively referred to as the “Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the adviser was founded in 1987 and was part of the Sierra Investment Management group of companies (the “Sierra Group”). The Trustees observed that the Sierra Group managed approximately $3.8 billion and focused on providing an investment strategy suitable for a variety of investor types. The Trustees reviewed the background information on the key investment personnel who were responsible for servicing the Funds, taking into account their education and noting the investment team’s long history and diverse financial industry experience. The Trustees noted that the adviser assessed current market trends by reviewing data produced by both private and government sources and analyzed the current economic environment and the relationship among different investment sectors. The Trustees observed that the adviser used a proprietary mathematical discipline to build the portfolios reflecting different components of the asset classes, actively managed asset allocations to reflect changing market conditions and managed to specific performance and risk goals. They noted that the adviser considered risk mitigation strategies to be an integral part of the firm’s investment process and that the adviser placed equal emphasis on risk management and performance. They noted that the adviser reported no material compliance or litigation issues since the advisory agreement was last renewed. The Trustees concluded that the adviser was expected to continue providing a high level of quality service to the Funds and their respective shareholders.

Performance.

Sierra Income – The Trustees noted that the Fund had outperformed its peer group median and Morningstar category median over the past year and had produced lower relative volatility. The Trustees noted that over each of the five-year and since inception periods, the Fund had outperformed its peer group median and Morningstar category median and generated strong

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

standard deviation metrics as compared to its peer group and Morningstar category. The Trustees noted the Fund’s Morningstar category was a “catchall” category, but observed the solid performance and attention paid to downside volatility as represented by the Fund’s Sortino ratio. The Trustees noted that the Fund had always employed a conservative investment strategy to minimize risk while providing reasonable total returns. The Trustees concluded that the adviser was consistent with its processes and that the Fund’s performance was not unreasonable.

Sierra All Asset – The Trustees noted that the Fund outperformed its peer group median and Morningstar category median for the one-year period. The Trustees further noted that the Fund underperformed its peer group median and Morningstar category median for the three-year period. The Trustees discussed the Fund’s low standard deviation and high Sharpe ratio relative to its peers. After further discussion, the Trustees concluded that the adviser continued to show improvements in performance and consistently applied a thoughtful approach to risk mitigation and that the adviser was managing the Fund in accord with its stated objective, and that its performance was not unreasonable.

Fees and Expenses.

Sierra Income – The Trustees considered the advisory fee of 0.75%, noting that it was lower than its peer group median, but higher than its Morningstar category median. The Trustees discussed the Fund’s net expense ratio of 1.79%, noting that it was lower than its peer group median, but higher than its Morningstar category median and just slightly higher than the peer group median of 1.65%. They also considered the fees charged by the adviser for similar managed accounts. After discussion, the Trustees concluded the advisory fee was not unreasonable in light of the strategy employed by the adviser.

Sierra All Asset – The Trustees considered the advisory fee of 1.25%, noting that it was higher than its Morningstar category and its peer group median but within the ranges of both the category and the peer group. They discussed the Fund’s net expense ratio of 2.22%, noting that it was higher than its peer group median and its Morningstar category median, but within the range of its Morningstar category. The Trustees considered the adviser’s explanation that the higher advisory fee relative to Sierra Income was the result of additional analytical work involved from a broader base of security options for Sierra All Asset. After discussion, the Trustees concluded the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser with respect to each Fund individually. The Trustees examined the adviser’s responses and noted that the adviser’s calculations demonstrated a degree of profitability that was not insignificant for each Fund. The Trustees reviewed the adviser’s 15(c) response regarding the overall profitability of the adviser and recognized that the adviser was an efficiently managed enterprise with minimal overhead and expenses. They also considered the business and other risks assumed by the adviser in managing each Fund, as well as Fund capacity constraints. After further discussion, the Trustees determined that the level of profitability was not excessive.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

Economies of Scale. The Trustees noted the adviser’s explanation that each of Sierra Income and Sierra All Asset were currently benefiting from economies of scale, and they considered that the adviser had recently implemented a breakpoint in the advisory fee for Sierra All Asset that would be triggered at $1 billion. The Trustees noted that collectively, the Funds had grown approximately $100 million in assets during the year. After further discussion, the Trustees concluded that the breakpoints for Sierra All Asset were reasonable and a lack of breakpoints with respect to Sierra Income was acceptable at this time. They noted that economics should be revisited as the Funds continue to grow.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of each advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that renewal of each advisory agreement was in the best interests of Sierra Income and Sierra All Asset and each Fund’s respective shareholders.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000- 2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007)

9/30/19 – NLFT_v1

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2019

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of September 30, 2019, the Trust was comprised of 77 active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds in the Trust advised by the Funds’ advisor. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Funds’ advisor.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-738-4363.

9/30/19 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
Wright Fund Management, LLC
3420 Ocean Park Blvd. Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 - $ 45,600

2018 - $ 29,800

(b)	Audit-Related Fees

2019 – None

2018 – None

(c)	Tax Fees

2019 – $ 6,600

2018 – $ 4,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2019	2018
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $ 6,600

2018 - $ 4,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/09/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/09/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 12/09/19